Real Estate And Loans Receivable (Summary Of Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Balance	$ 215,985	$ 311,006
Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Balance	165,000	200,164
Loans, Weighted Average Interest Rate	10.00%	9.90%
Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Balance	$ 50,985	$ 110,842
Loans, Weighted Average Interest Rate	10.80%	10.60%